Property And Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Machinery and laboratory equipment	272,231	273,051	39,045
Vehicles	1,572	1,572	224
Furniture and tools	14,660	14,189	2,029
Electronic equipment	52,203	44,895	6,420
Leasehold improvements	187,225	187,028	26,744
Construction in progress	634	634	91

	528,525	521,369	74,553
Accumulated depreciation	(448,194)	(457,973)	(65,488)
Accumulated impairment	(33,179)	(32,297)	(4,618)

Total	47,152	31,099	4,447

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB131,452, RMB51,387 and RMB21,624 (US$3,092), respectively.